Shareholders equity - Schedule of breakdown of the net capital raised after expenses incurred (Details) $ in Thousands			12 Months Ended
		Oct. 23, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2025 USD ($)
Shareholder's equity
Capital increase		R$ 2,100,000,000		$ 2,100,000
Increase in capital reserves		8,400,000,000		8,400,000
Expenses deducted from fundraising	[1]			(230,000)
Net balance raised		R$ 10,500,000	R$ 10,270,000,000	10,270,000
Cash disbursement related to share issue				$ 219,760

[1]	Of the total expenses deducted from the funds raised, the amount of R$ 219,760 was the cash disbursement in the 2025 fiscal year.